Equity - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 22, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Paid in share capital	€ 22,232,000	€ 21,698,000
Number of paid in capital shares	302,842,536	295,540,036
Treasury shares	29,943,911	30,073,093
Increase share capital	€ 22,232,000	€ 21,698,000
Conversion of shares into ordinary shares	129,182
Cost of treasury shares	€ (27,148,000)	(27,233,000)
Reserve for actuarial gains/losses	(53,000)	(287,000)
Cash flow hedge reserve	(1,029,000)	2,241,000
Cost of hedging reserve	(90,000)	(83,000)
Currency translation reserve	(12,578,000)	(10,976,000)
Legal reserve	4,340,000	4,340,000
Other reserves	88,328,000	65,237,000
Retained earnings	652,995,000	542,652,000
Net profit attributable to equity holders of the parent	117,778,000	145,631,000	€ 142,849,000
Non-controlling interests	46,000	€ 115,000
Prior year net profit allocation to other reserves	20,887,000
Accrual of fair value of personnel cost related to share-based incentive plans to other reserves	2,309,000
Other effects to other reserves	€ (105,000)
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	49,604,649	34,870,467
New Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum issuance of share capital				7,302,500
New Ordinary Shares | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Increase share capital				€ 21,698,480
New Ordinary Shares | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Increase share capital				€ 22,231,562
Class A Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	253,237,887	260,669,569
Reserve [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share premium	€ 559,565,000	€ 389,312,000